Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies [Abstract]
Schedule of balance sheet information related to leases
	December 31,
	2023	2022
	U.S. Dollars (in thousands)
Cost:
ROU assets – opening balance	6,087	4,969
ROU assets – additions	2,573	2,079
ROU assets – disposals	(1,473)	(961)
	7,187	6,087

Less accumulated depreciation	2,866	2,386

	4,321	3,701

	December 31,
	2023	2022
	U.S. Dollars (in thousands)
Other current liabilities	1,687	1,297
Other long-term liabilities	2,634	2,404

Total lease liabilities	4,321	3,701

Schedule of minimum future rental payments
Year ended December 31,	U.S. Dollars (in thousands)
2023	1,947
2024	1,733
2025	911
2026	212
2027	-
4,803
Less imputed interest	482

Total lease liabilities	4,321